UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Towle & Co.

Address:   1610 Des Peres Rd, Suite 250
           St. Louis, MO 63131


Form 13F File Number: 028-10640


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Lewis
Title:  Chief Compliance Officer
Phone:  314-822-0204

Signature,  Place,  and  Date  of  Signing:

/s/ Peter J. Lewis                 St. Louis, MO                      8/8/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              41

Form 13F Information Table Value Total:  $      301,785
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AM Castle & Co                 COM            148411101     3215   302701 SH       SOLE                 302701      0    0
Aegean Marine Petroleum Inc    COM            y0017s102    10282  1921810 SH       SOLE                1921810      0    0
Allied World Assurance Ltd     COM            h01531104     6201    78031 SH       SOLE                  78031      0    0
AmeriServ Financial Inc        COM            03074a102     2347   832115 SH       SOLE                 832115      0    0
Arch Coal Inc                  COM            039380100     7988  1159300 SH       SOLE                1159300      0    0
Argo Group Intl Holdings Ltd   COM            g0464b107     8333   284709 SH       SOLE                 284709      0    0
Brown Shoe Company             COM            115736100    10975   850128 SH       SOLE                 850128      0    0
CNA Financial Corp             COM            126117100    11124   401287 SH       SOLE                 401287      0    0
Cal Dive International Inc     COM            12802t101     7027  2423221 SH       SOLE                2423221      0    0
Canadian Solar Inc             COM            136635109     5319  1477577 SH       SOLE                1477577      0    0
Celestica Inc                  COM            15101q108     6533   899796 SH       SOLE                 899796      0    0
Chiquita Brands Intl Inc       COM            170032809     5115  1023029 SH       SOLE                1023029      0    0
Dole Food Company Inc          COM            256603101     9521  1084395 SH       SOLE                1084395      0    0
Ferro Corp                     COM            315405100     9124  1900908 SH       SOLE                1900908      0    0
Flexsteel Industries Inc       COM            339382103       28     1424 SH       SOLE                   1424      0    0
GameStop Corp                  COM            36467w109     8596   468210 SH       SOLE                 468210      0    0
Genco Shipping & Trading Ltd   COM            y2685t107     3010   986890 SH       SOLE                 986890      0    0
General Cable Corporation      COM            369300108     6836   263515 SH       SOLE                 263515      0    0
Goodyear Tire & Rubber Co      COM            382550101    11051   935765 SH       SOLE                 935765      0    0
Hawaiian Holdings Inc          COM            419879101     8258  1268527 SH       SOLE                1268527      0    0
Ingram Micro Inc               COM            457153104     7529   430972 SH       SOLE                 430972      0    0
Jones Group Inc                COM            48020t101     8378   876389 SH       SOLE                 876389      0    0
Meritor Inc                    COM            59001k100     9386  1798092 SH       SOLE                1798092      0    0
Navistar Intl Corp             COM            63934E108     7721   272144 SH       SOLE                 272144      0    0
OfficeMax Incorporated         COM            67622p101     9934  1963198 SH       SOLE                1963198      0    0
PHH Corporation                COM            693320202    14249   815138 SH       SOLE                 815138      0    0
Patterson-UTI Energy Inc       COM            703481101     6050   415510 SH       SOLE                 415510      0    0
PolyOne Corp                   COM            73179p106     7307   534112 SH       SOLE                 534112      0    0
RadioShack Corp                COM            750438103     3188   830250 SH       SOLE                 830250      0    0
Royal Caribbean Cruises Ltd    COM            v7780t103     6446   247630 SH       SOLE                 247630      0    0
SUPERVALU INC                  COM            868536103     9968  1924307 SH       SOLE                1924307      0    0
Sanmina-SCI Corp               COM            800907206     8386  1023950 SH       SOLE                1023950      0    0
Sonic Automotive Inc           COM            83545g102     5355   391712 SH       SOLE                 391712      0    0
Star Bulk Carriers Corp        COM            y8162k105     1772  2460622 SH       SOLE                2460622      0    0
Steel Dynamics Inc             COM            858119100     5081   433490 SH       SOLE                 433490      0    0
Tesoro Corporation             COM            881609101    10427   417763 SH       SOLE                 417763      0    0
The Hanover Insurance Group In COM            410867105     7687   196460 SH       SOLE                 196460      0    0
Unisys Corporation             COM            909214306    12692   649209 SH       SOLE                 649209      0    0
Valero Energy Corp             COM            91913y100     9605   397724 SH       SOLE                 397724      0    0
Virco Mfg Corp                 COM            927651109     1019   613830 SH       SOLE                 613830      0    0
Whirlpool Corp                 COM            963320106     8722   142605 SH       SOLE                 142605      0    0


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